Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
7	Leases
Lease liability

	December 31, 2022	December 31, 2021

Lease liability	$ 549	$ 99

Less: current portion	(100)	(99)

Long-term portion	$ 449	$ -
Undiscounted lease payments

	December 31, 2022	December 31, 2021

Less than one year	$ 176	$ 97

One to five years	675	-

	$ 851	$ 97
In March 2022, the Company renewed its existing office lease for an additional 5 year period and calculated the right-of-use
asset and lease liability as $0.6

m
illion based on the net present value of the future lease payments over the term of the lease using a discount rate of 10%.
Interest expense on the lease liability amounted to $0.08 million for the year ended December 31, 2022 (2021 - $0.01 million, 2020 - $0.02 million). During the year ended December 31, 2022, lease payments made amounted to $0.18 million (2021 - $0.16 million
,

2020 - $0.16 million).